Allowance for credit losses on loans	6 Months Ended
Sep. 30, 2022
Allowance for credit losses on loans

5. Allowance for credit losses on loans
Changes in Allowance for credit losses on loans by portfolio segment for the six months ended September 30, 2021 and 2022 are
shown below:

	Domestic
	Corporate	Retail	Sovereign	Banks and other financial institutions	Foreign (3)	Total

	(in millions of yen)
Six months ended September 30, 2021

Balance at beginning of period	481,420	83,171	68	623	85,567	650,849

Provision (credit) for credit losses on loans	54,150	(376)	13	(427)	(5,155)	48,205

Charge-offs (1)	(25,880)	(2,446)	—	—	(12,570)	(40,896)
Recoveries	5,312	916	—	—	263	6,491

Net charge-offs	(20,568)	(1,530)	—	—	(12,307)	(34,405)

Others (2)	—	—	—	—	579	579

Balance at end of period	515,002	81,265	81	196	68,684	665,228

Six months ended September 30, 2022
Balance at beginning of period	601,506	73,414	62	438	134,397	809,817

Provision (credit) for credit losses on loans	16,206	(1,078)	(4)	230	23,185	38,539

Charge-offs (1)	(146,204)	(3,005)	—	—	(14,403)	(163,612)
Recoveries	1,309	760	—	—	1,939	4,008

Net charge-offs	(144,895)	(2,245)	—	—	(12,464)	(159,604)

Others (2)	—	—	—	—	21,994	21,994

Balance at end of period	472,817	70,091	58	668	167,112	710,746

Notes:
(1)
Charge-offs increased by ¥122,716 million from the six months ended September 30, 2021 to ¥163,612 million for the six months ended September 30, 2022 due mainly to a debt waiver to a domestic corporate borrower.

(2)	Others includes primarily foreign exchange translation.
(3)	The majority of total foreign consist of corporate.